Note 7 - Servicing - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year	$ 1,270	$ 1,247	$ 1,181
Capitalized servicing rights – new loan sales	164	183	273
Disposals (amortization based on loan payments and payoffs)	(147)	(129)	(195)
Change in fair value	26	(31)	(12)
Balance at end of year	$ 1,313	$ 1,270	$ 1,247